Real Estate 2012 Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 sqft	Dec. 31, 2013 sqft	Dec. 31, 2012 sqft	Nov. 05, 2013
Real Estate Properties [Line Items]
Aggregate purchase price of acquired properties	$ 684,731	$ 851,290	$ 160,550	$ 521,500
Square Feet	4,136,020	5,639,000	957,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	20,542	9,893	4,817
Mortgage Loan Payable		198,000	6,908
KeyBank Credit Facility	148,900	282,000	91,905
Other Debt Financing		33,815	35,571
2015 Annualized Net Rent	50,428	68,657	13,729
AT&T
Real Estate Properties [Line Items]
Acquisition Date			Jan. 31, 2012
Aggregate purchase price of acquired properties			40,000
Square Feet			155,800
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)			1,200
Mortgage Loan Payable			0
KeyBank Credit Facility			22,000
Other Debt Financing			12,400
Year of Lease Expiration (for Major Lessee)			2019
2015 Annualized Net Rent			3,259
Westinghouse
Real Estate Properties [Line Items]
Acquisition Date			Mar. 22, 2012
Aggregate purchase price of acquired properties			36,200
Square Feet			118,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)			1,086
Mortgage Loan Payable			0
KeyBank Credit Facility			27,095
Other Debt Financing			9,000
Year of Lease Expiration (for Major Lessee)			2025
2015 Annualized Net Rent			2,887
TransDigm
Real Estate Properties [Line Items]
Acquisition Date			May 31, 2012
Aggregate purchase price of acquired properties			13,000
Square Feet			114,300
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)			390
Mortgage Loan Payable			6,908
KeyBank Credit Facility			0
Other Debt Financing			5,971
Year of Lease Expiration (for Major Lessee)			2018
2015 Annualized Net Rent			1,160
Travelers
Real Estate Properties [Line Items]
Acquisition Date			Jun. 29, 2012
Aggregate purchase price of acquired properties			16,100
Square Feet			131,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)			483
Mortgage Loan Payable			0
KeyBank Credit Facility			9,660
Other Debt Financing			6,200
Year of Lease Expiration (for Major Lessee)			2024
2015 Annualized Net Rent			1,389
Zeller Plastik
Real Estate Properties [Line Items]
Acquisition Date			Nov. 08, 2012
Aggregate purchase price of acquired properties			15,600
Square Feet			193,700
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)			468
Mortgage Loan Payable			0
KeyBank Credit Facility			9,360
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2022
2015 Annualized Net Rent			1,316
Northrop
Real Estate Properties [Line Items]
Acquisition Date			Nov. 13, 2012
Aggregate purchase price of acquired properties			17,000
Square Feet			99,200
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)			510
Mortgage Loan Payable			0
KeyBank Credit Facility			10,200
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2019
2015 Annualized Net Rent			1,510
Health Net
Real Estate Properties [Line Items]
Acquisition Date			Dec. 18, 2012
Aggregate purchase price of acquired properties			22,650
Square Feet			145,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)			680
Mortgage Loan Payable			0
KeyBank Credit Facility			13,590
Other Debt Financing			2,000
Year of Lease Expiration (for Major Lessee)			2022
2015 Annualized Net Rent			$ 2,208